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Justin W. Chairman
215-963-5061
jchairman@morganlewis.com


January 25, 2005

VIA EDGAR AND OVERNIGHT COURIER

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Attn: Barbara C. Jacobs, Esquire
Assistant Director, Division of Corporation Finance

Re:   Universal Display Corporation
      Registration Statement on Form S-3 -- File No. 333-120737
      ---------------------------------------------------------

Dear Ms. Jacobs:

This letter is being submitted in response to the comments given by the staff of the Division of Corporation Finance of the Securities and Exchange Commission (the "Commission") as set forth in your letter to Steven V. Abramson, President and Chief Operating Officer of Universal Display Corporation (the "Company"), dated December 23, 2004, with respect to the above-referenced registration statement (the "Registration Statement"). We have been authorized by the Company to provide the responses contained in this letter on behalf of the Company.

Where indicated below, requested changes have been included in Amendment No. 1 to the Registration Statement ("Amendment No. 1"), which is being filed contemporaneously with this response.

For your convenience, we set forth each comment in italicized typeface and include each response below the relevant comment.

GENERAL

1. We are in review of your request for confidential treatment you filed on November 8, 2004. Any comments we may have will follow promptly. You will need to resolve any such comments before you can be declared effective on the above registration statement.

                  The Company notes the Staff's comment. In addition, the Company alerts the Staff that it has filed, as Exhibit 10.6 to Amendment No. 1, the Fifth Amendment, dated December 22, 2004, of the Development and License Agreement, dated as of March 7, 2001, by and between the Company and PPG Industries, Inc. (as so amended, the "Agreement"). In connection therewith, the Company has submitted an additional request for confidential treatment, dated of even date herewith, as to certain information redacted from the Fifth Amendment. The Company is aware that such requests, and any comments made by the Staff in connection therewith, will need to be resolved prior to the Registration Statement being declared effective.




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Securities and Exchange Commission
January 25, 2005
Page 2



2. You are registering resales of shares that have not yet been issued to PPG Industries; however, it appears PPG Industries is not irrevocably bound to purchase all of those shares and seemingly exercises discretion that will affect the number of shares it will acquire. We refer to the fact that PPG will perform future services that will determine the shares received by it. We also refer to the fact that PPG has the ability to affect the number of shares it will receive based upon its expenditures and work estimates as per Articles 10.1 and 10.2 to the Development and License Agreement, for example. Provide a clear description of this formula. In view of these provisions why do you believe PPG is "irrevocably bound to purchase a set number of securities for a set purchase price" as set forth in Telephone Interpretation 3S to the March 1999 supplement to the Telephone Interpretations Manual? Provide your analysis of whether the offer and sale associated with the issuance of the shares subject to these provisions was complete when you filed the resale registration statement.

                  The Company notes that a similar comment was made by the Staff in letters to the Company dated January 2, April 4 and May 4, 2001, relating to the Company's Registration Statement on Form S-3 (Commission File No. 333-50990). Such registration statement also related to shares of the Company's common stock (the "Common Stock") issuable to PPG Industries pursuant to the Agreement, as amended at that date. In letters dated March 7, April 16 and May 7, 2001, this Firm, on behalf of the Company, similarly responded to the Staff's comments in connection with filing amendments to that registration statement, which was ultimately declared effective by the Staff on May 11, 2001.

                  As an initial matter, the Company notes that on December 22, 2004, the Company and PPG Industries entered into the above-described Fifth Amendment, which modifies certain aspects of how the number of shares of Common Stock delivered to PPG with respect to any given period is calculated. These changes have been included in the prospectus filed as part of Amendment No. 1 (the "Prospectus") under the heading "The Offering."

                  As described in that section, 27,276 shares of Common Stock registered for resale by PPG will be issued in February 2005 for services performed in 2004, and a warrant to purchase 184,885 shares of Common Stock registered for resale by PPG will also be issued at that time for services performed in 2004. The Company is required to make these issuances under the Agreement, and the number of shares of Common Stock, exercise price of the warrant and other pertinent terms have been finally determined. In addition, the Company is also registering for resale by PPG a total of 560,000 shares of Common Stock, issuable by the Company in four installments, each of which the Company anticipates to consist of approximately of 140,000 shares, in April 2005, July 2005, October 2005 and January 2006, in each case with respect to the calendar quarter preceding such installment.






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Securities and Exchange Commission
January 25, 2005
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                  With respect to why it is appropriate to register for resale the shares of Common Stock of the Company to be issued to PPG, and whether PPG is irrevocably committed to take or purchase the shares of common stock under the transactions described in the Agreement, the Agreement provides that the issuances shall occur on the dates specified therein, without any further investment decision by PPG with respect to the issuance of the shares of Common Stock. Thus, PPG had the right to receive the shares as of the execution of the Agreement and such execution effectively constituted a completed private placement of such shares of Common Stock exempt from registration under
         Section 4(2) of the Securities Act of 1933, as amended. As discussed below, PPG's investment decision (i.e., to perform services in return for certain consideration, which can, at the Company's discretion, include shares of Common Stock), was made in October 2000; subsequent amendments to the original Agreement have not affected the finality of the investment decision, but rather relate solely to the specific terms of the parties' relationship.

                  The Company respectfully submits that the above-described issuances (the "Referenced Transactions") have several fundamental differences from the transactions referred to in interpretations 3S (the "3S Transactions"). The 3S Transactions appear to have been financial-motivated transactions in which the referenced issuers sought to raise capital through the issuance of securities. The purchasers of securities in these types of transactions typically are financial intermediaries acting as conduits to distribute the securities into the capital markets. The Staff has expressed concern that the 3S Transactions are disguised primary distributions by the issuer. Whether or not such transactions had been deemed to be primary or secondary distributions, the Company would ultimately receive for its securities cash, channeled through the financial intermediary, from the public.

                  In contrast, the Referenced Transactions are not capital-raising transactions. Rather, the Agreement is a typical commercial services agreement, negotiated at arm's length, in which the Company has contracted with PPG for PPG to provide numerous services (more specifically described below) that are crucial to the future success of the Company's business. None of these services relates to capital-raising. PPG is not a financial intermediary. It is a diversified coatings, glass and chemicals company with sales in 2003 of approximately $8.8 billion. The Agreement is not designed to facilitate the acquisition by PPG of registered securities at a discount for the purpose of immediately selling them for a higher price in the public market. In fact, the Agreement does not allow PPG to acquire the Common Stock at a discount. In some scenarios, PPG will acquire the Common Stock at a premium to prevailing market prices.

                  Interpretation 3S states that, in the Staff's view, a private offering of securities is not deemed complete unless the investor is at market risk and irrevocably bound to purchase a set number of securities for a set purchase price. For the reasons discussed below, the Referenced Transactions are completed private placements for the purposes of interpretations 3S, as well as the relevant sections of the Securities Act of 1933, as amended, and the regulations promulgated thereunder.

                  As to market risk, we note that pursuant to a formula contained in the Agreement (specifically set forth in the Fifth Amendment), PPG will receive a number of shares equal to the agreed cost of the services provided to the Company, divided by the average closing price of the Common Stock on Nasdaq for a specified period prior to the end of the quarter as to which the shares are issued. If such average price is less than a specified amount, however, the Company is required to pay in all cash. In accordance with the Staff's comment, this formula has been described in Amendment No. 1.

                  PPG is at market risk prior to the issuance to PPG of the Common Stock, since the average price used in calculating the number of shares issued could be a higher price than the market price at the time of issuance. There is limited protection offered to PPG (i.e., that it will receive cash in cases where the applicable average price is below the specified amount referred to above), though it is instructive to note that the Common Stock has not traded below that amount in over two years.




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Securities and Exchange Commission
January 25, 2005
Page 4



                  At the execution of the Agreement, PPG agreed to accept the Common Stock as compensation for its performance of future services under the Agreement, and there are thus no conditions to issuance within PPG's control. PPG is irrevocably bound to accept, or "purchase," the Common Stock to be issued in accordance with the terms of the Agreement. PPG has no ability to simply refuse to carry out the services it has agreed to perform, or to terminate the Agreement absent an uncured breach by the Company, Company bankruptcy event or a change in control of the Company. While one might argue that PPG could indirectly exercise investment discretion by purposefully breaching the Agreement, similar logic would conclude that an investor in a typical PIPE offering structured consistent with Staff policy could likewise indirectly exercise investment discretion by refusing to fund the purchase of the securities called for under the PIPE agreement, thus breaching that Agreement.

                  PPG will provide numerous services in return for the shares. The core function of PPG will be to provide a dedicated research team to perform research and development work relating to the development of applications for OLED (organic light-emitting device) technology to which UDC has licensed the rights. Further, PPG has agreed to fabricate and supply the Company's material requirements for the Company's proprietary and non-proprietary OLED-related chemicals to the Company, and will be compensated in cash for such chemicals.

3. When in January 2005 do you plan on issuing the 450,000 shares of common stock to PPG as nonrefundable initial consideration for services? Please note where the parties are not contractually required to close promptly following the effective date we view the parties as retaining discretion as to material terms of the proposed investments and more specifically with respect to the closing dates. Provide us with your analysis on this point.




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Securities and Exchange Commission
January 25, 2005
Page 5



                  As described in Amendment No. 1 to the Registration Statement, the specific terms of the issuances to PPG have been modified by the Fifth Amendment to the Development and License Agreement, so that the issuances will be made on a quarterly basis in arrears. Thus, Amendment No. 1 now includes the registration of 560,000 shares of Common Stock registered for resale by PPG pursuant to issuances relating to services performed in 2005, though the total number of shares registered for resale on Amendment No. 1 is less than the number that was originally registered on the Registration Statement, since the Company no longer anticipates issuing warrants to PPG with respect to years following 2004 and therefore has not registered any shares issuable upon the exercise of such warrants. These 560,000 shares will be issued in installments of approximately 140,000 shares in each of April 2005, July 2005, October 2005 and January 2006, in each case for the preceding calendar quarter. Please refer to the analysis set forth in response to Comment #2 for a discussion of the lack of investment discretion held by PPG with respect to these issuances.

4. Also, provide your analysis as to whether the issuance and resales relating to PPG and Messrs. Seligsohn are not an integrated transaction and a part of a single plan of distribution. If you believe the issuance transactions were "complete" when you filed the resale registration statement, please tell us why. In addressing this comment, please give consideration to the terms of the transactions referenced in the preceding comments.

                  The Company respectfully submits that there are few, if any, connections between the issuances by the Company to Messrs. Seligsohn and PPG Industries and any eventual resale by such parties. As an initial matter, the Company notes that the issuance of the warrants to Messrs. Seligsohn was complete in 1996, while the issuances to PPG Industries will be made pursuant to the Agreement, which was originally entered into in 2000 and has been subsequently amended a total of five times to refine the commercial terms of the Agreement.

                  More specifically, the Company respectfully submits that under the "five factor test" articulated by the SEC in Release No. 33-4552 (November 6, 1962), the publicly registered resales by Messrs. Seligsohn and PPG Industries should not be integrated with the issuances by the Company to such selling shareholders. An analysis of each of the factors is set forth below:

                  1. Whether the sales are part of a single plan of financing. Professors Loss and Seligman have noted that a plan of financing tends to refer to factors such as the method of offering the security, the timing of plans for raising capital and whether the offerings are financially interdependent. III Loss and Seligman, Securities Regulation, at 1235 (3d ed. revised 1999). The application of the factors mentioned by Professors Loss and Seligman underscores the very different nature of the transactions. The registered resales by the selling shareholders in question will be pursued of their own accord, without any input from the Company. The proceeds of those resales will be realized by the selling shareholders, and not by the Company. By contrast, the issuances of the shares to such selling shareholders (whether upon the exercise of a warrant or not) has or will occur for very different reasons.

                  In the case of Messrs. Seligsohn, the warrants were originally issued in 1996 as compensation for service to the Company, and the shares will be issued only upon the exercise of the warrant, which is completely in the discretion of each of these individuals. They have had the ability to exercise these warrants since 1996; it seems unlikely that the Company could have contemplated the issuance of the warrant as a capital raising transaction, knowing that the payment of the exercise price might happen at any time during the 10 years following the issuance of the warrant, or not at all.

                  In the case of PPG Industries, the shares and warrant will be issued in return for the provision of specified commercial services pursuant to the Agreement. With respect to the shares to be issued, there is no financial gain to the Company upon the resale of the shares, and with respect to the shares issuable upon exercise of the warrant, once again it is difficult to posit the issuance of the warrant as having been made in expectation of the Company raising capital pursuant to the exercise of the warrant, which could occur at any time during the next seven years, or not at all. The Company respectfully submits that there is no financial interdependence between any of these offerings, and that none of these transactions involve capital raising at all.






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Securities and Exchange Commission
January 25, 2005
Page 6



                  2. Whether the sales involve the issuance of the same class of securities. The issuances will all involve shares of the Common Stock, whether shares issued outright or shares issuable upon the exercise of warrants. Of course, this factor should not be considered controlling; if the transactions did not involve the same class of securities, integration would almost certainly not be an issue.

                  3. Whether the sales have been made at or about the same time. As noted above, the issuance of the warrants to Messrs. Seligsohn was complete in 1996, while the issuances to PPG Industries will be made pursuant to the Agreement, which was originally entered into in 2000 and has been subsequently amended a total of five times to refine the commercial terms of the Agreement. With respect to the issuances of Common Stock to the selling shareholders and the subsequent resales by such selling shareholders, it is not possible to predict whether these transactions will occur at or around the same time because the timing of the resales will be determined solely at the discretion of the respective selling shareholder.

                  4. Whether the same type of consideration is being received. The same type of consideration is clearly not being received. The original consideration received by the Company for the issuance of the warrants to Messrs. Seligsohn was the provision of employee services, while the shares and warrant to be issued to PPG Industries will be issued in return for the provision of commercial services. Upon the exercise of the warrant, the Company will receive cash, but the amount of cash may vary significantly from the sale price of the underlying Common Stock realized by the selling shareholders in the registered resale.

                  5. Whether the sales are made for the same general purpose. The purpose of each of the transactions is very different. Again, the issuances by the Company to Messrs. Seligsohn and PPG are compensatory, while the registered resales will be made, presumably, to realize a profit.

         In sum, the application of all of the other relevant factors in the "five factor test" clearly indicate that integration is not appropriate. Therefore, the Company believes that the issuances by the Company should not be integrated with the registered resales by the selling shareholders in question.


Selling Shareholders, page 13
-----------------------------

5. It appears that your resale registration statement lacks a materially complete description of the Development and License Agreement (and Amendment thereto) with PPG, the Agreement governing the issuance to Motorola and the Warrant Agreements with Messrs. Seligsohn and the other remaining selling shareholders. Please note that all material transactions with a selling shareholder that took place within the past three years must be provided to conform to the requirements of Item 507 of Regulation S-K. The context in which the parties entered into the agreements, as well as materially complete descriptions of the terms of those and any other agreements with the selling security holders should be provided in a resale registration statement. For example, please expand your disclosure to describe in both quantitative and qualitative terms, the Series B Convertible Preferred Stock held by Motorola. Also, clarify what you mean when you state that the shares being offered by the "other selling shareholders" are issuable upon the exercise of warrants at exercise prices of between $9.50 and $17.13 per share. The agreements governing the issuances to Motorola and the "other selling shareholders" should be filed as exhibits to your registration statement. Upon reviewing these agreements, we may have further comments.









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Securities and Exchange Commission
January 25, 2005
Page 7



                  The Company notes that the Development and License Agreement, as amended to through the Fourth Amendment thereto, is described in the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2003 (the "2003 10-K"), which is incorporated by reference in the Registration Statement. Similarly, the Motorola Agreement and the Warrants are described therein, though the Company notes that its agreements with Motorola were entered into over four years ago, in September 2000. All such agreements are also filed as exhibits to the Registration Statement. In light of the Staff's comment, however, the Company has included in Amendment No. 1 brief descriptions of those agreements.

                  With respect to the warrants issued to the selling shareholders other than PPG Industries and Motorola, the Company notes that none of such warrants was issued within the past three years, though in the case of two of the warrants, issued in 2000, the warrants have been transferred by the original warrant holder to one of the selling shareholders, and may bear a date within the past three years. In addition, all material transactions between the Company and Messrs. Seligsohn, who are both employees of the Company (in the case of Sherwin I. Seligsohn, the Company's chief executive officer), have been described in the Company's periodic reports filed with the Commission under the Securities Exchange Act of 1934, as amended.

                  The Company notes further that the Series B Convertible Preferred Stock has been described in various past filings by the Company under the Securities Act of 1934, as amended, including the 2003 10-K, which is incorporated by reference in the Registration Statement. As disclosed in the Registration Statement on page 12, in October 2004, the Series B Convertible Preferred Stock was converted in accordance with its terms into the shares of Common Stock the resale of which is registered on the Registration Statement, and is no longer outstanding.

                  With respect to the exercise prices of the warrants, the disclosure on page 13 of Amendment No. 1 has been revised to indicate the fixed exercise price of each warrant. All such warrant agreements have now been filed as exhibits to the Registration Statement.

6. Please identify the natural persons who exercise sole or shared voting or dispositive powers with respect to the shares held by each entity in the selling shareholder table. If a listed shareholder is a reporting company under Section 13 or 15(d) of the Exchange Act whose stock is widely held, or is a registered investment company, we will not require this natural person disclosure, but please include an appropriate footnote to this effect. See Item 507 of Regulation S-K and 4S of the Regulation S-K section of the March 1999 Supplement to the Telephone Interpretations Manual.





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Securities and Exchange Commission
January 25, 2005
Page 8



                  In accordance with the Staff's comment, the Company has added the referenced disclosure to the selling shareholders table in the prospectus.

7. Please disclose whether any of the selling shareholders are registered broker-dealers or affiliates of registered broker-dealers. Any registered broker-dealer selling shares must be identified as an underwriter in the prospectus unless such shares were acquired as compensation for investment banking or similar services. If any selling shareholders are affiliates of registered broker-dealers, please indicate whether they acquired their shares in the ordinary course of business and whether, at the time of the purchase of the securities to be resold, the seller had any agreements, plans or understandings, directly or indirectly, with any person to distribute the securities. We may have further comments, based on your response.

                  To the Company's knowledge, after inquiry of each of the selling shareholders, except for Dillon Capital, LLC, none of the selling shareholders is a registered broker-dealer or an affiliate of a registered broker dealer. As now disclosed in the prospectus, Dillon Capital, LLC received its warrant as compensation for the performance of investment banking or similar services.

8. We note your disclosure in your "plan of distribution" section that the selling shareholders (other than PPG Industries during the term of the development license agreement) may engage in short sales of the shares. Please advise whether any of the selling shareholders currently have open short positions in Universal Display common stock. Please supplementally confirm that you and the selling security holders are aware of Telephone Interp. A. 65 (July 1997). Please advise us concerning the steps you have taken to ensure the selling shareholders conform to the requirements of Regulation M in respect to the offering. See Rule 461(b)(7) to the Securities Act of 1933.

                  After inquiry of each of the selling shareholders, the Company has been informed that with one exception, discussed below, no selling shareholder has an open short position in the Company's Common Stock. In the case of the selling shareholder that does have an open short position, they have informed the Company that they are aware of the position taken by the Staff in Telephone Interpretation A.65, and understand that they cannot utilize the shares of Common Stock registered on the Registration Statement to cover their short position.

                  The Company has informed each of the selling shareholders of the requirements of Regulation M, and particularly Rule 102 thereunder (as supplemented by the Staff's positions relating to former Rule 10b-6, as it applied to shelf offerings) in respect to the offering. Disclosure relating to Regulation M has been added to the Plan of Distribution section in the Registration Statement.

Please do not hesitate to contact the undersigned at 215-963-5061 if you should have any questions or comments with regard to these responses.

Very truly yours,

/s/ Justin W. Chairman

Justin W. Chairman

cc:    Mr. Steven V. Abramson
       Scott C. Bovino, Esquire